Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowings [Line Items]
Fixed rate borrowings	$ 259,142,000	$ 219,609,000	$ 62,304,000
Bank borrowings	229,129,000	219,584,000	61,794,000
Secured borrowings	571,338,000	551,099,000	194,635,000
Pledged loans	$ 50,046,000	50,135,000	50,758,000
Percentage of guarantee fee	1.00%
Guaranteed amount	$ 158,466	168,248
Fixed-Rate Bank [Member]
Borrowings [Line Items]
Fixed rate borrowings	$ 10,835,000	$ 10,983,000	$ 11,139,000
Interest rate	5.00%	5.00%	5.00%
Floating-Rate Bank [Member]
Borrowings [Line Items]
Interest rate	5.46%	4.03%	9.11%
TGE Value Creative Solutions Corp [Member]
Borrowings [Line Items]
Unsecured borrowings	$ 30,000,000